Current and deferred taxes - Reconciliation of effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of the effects of income tax and social contribution on profit or loss
Net income (loss) before taxes	R$ 165,297	R$ 2,259,612
Income tax and social contribution benefit (expense) at statutory nominal rate - 34%	R$ (56,201)	R$ (768,268)
Tax rate	34.00%	34.00%
Tax effect on permanent differences:
Taxation on profit of subsidiaries abroad	R$ (160,252)	R$ (104,918)
Tax incentive - Reduction SUDENE	261,910	196,604
Equity method	2,576	1,996
Taxation difference - Subsidiaries	62,813	151,504
Credit related to Reintegrate program	37,627	39,180
Interest on own capital		67,944
Higher taxation on foreign subsidiaries	(2,553)	(11,789)
Tax Incentives applied to Income Tax	20,505	9,414
Unrealized profit on operations with subsidiaries	16,786	17,011
Other	(28,694)	(3,273)
Income and social contribution benefits (expenses) on the year	154,516	(438,618)	R$ (718,889)
Income tax
Current	(300,438)	(80,607)
Deferred	604,190	(189,203)
Total income Tax	303,752	(269,810)
Social Contribution
Current	(286,130)	(121,580)
Deferred	136,894	(47,228)
Total Social Contribution	(149,236)	(168,808)
Income and social contribution benefits (expenses) on the year	R$ 154,516	R$ (438,618)	R$ (718,889)
Effective rate of income and social contribution tax expenses	(93.50%)	19.40%
Mucuri and Imperatriz
Social Contribution
Tax benefit due to reduction of income tax based on profits from exploration	75.00%	75.00%